Quarterly Holdings Report
for

Fidelity® Series Large Cap Growth Index Fund

July 31, 2021

CGI-QTLY-0921
1.9891258.102

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
COMMUNICATION SERVICES - 12.7%
Entertainment - 1.6%
Live Nation Entertainment, Inc. (a)	1,488	$117,388
Madison Square Garden Sports Corp. (a)	207	33,687
Netflix, Inc. (a)	12,354	6,394,060
Playtika Holding Corp.	2,217	49,284
Roku, Inc. Class A (a)	3,293	1,410,425
Skillz, Inc. (a)(b)	8,529	120,088
Spotify Technology SA (a)	3,904	892,728
Take-Two Interactive Software, Inc. (a)	657	113,937
The Walt Disney Co. (a)	2,650	466,453
World Wrestling Entertainment, Inc. Class A (b)	1,117	55,157
Zynga, Inc. (a)	13,751	138,885
		9,792,092
Interactive Media & Services - 10.6%
Alphabet, Inc.:
Class A (a)	7,440	20,047,303
Class C (a)	6,953	18,803,832
Facebook, Inc. Class A (a)	68,458	24,391,585
Match Group, Inc. (a)	7,708	1,227,653
Pinterest, Inc. Class A (a)	15,619	919,959
TripAdvisor, Inc. (a)	1,751	66,450
Twitter, Inc. (a)	2,307	160,913
Vimeo, Inc. (a)	3,344	149,811
Zillow Group, Inc.:
Class A (a)	1,682	180,193
Class C (a)(b)	4,694	498,784
		66,446,483
Media - 0.5%
Altice U.S.A., Inc. Class A (a)	4,203	129,158
Cable One, Inc.	80	151,039
Charter Communications, Inc. Class A (a)	3,561	2,649,562
Nexstar Broadcasting Group, Inc. Class A	83	12,207
		2,941,966

TOTAL COMMUNICATION SERVICES		79,180,541

CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.0%
Aptiv PLC (a)	1,400	233,590
QuantumScape Corp. Class A (a)(b)	2,415	55,328
		288,918
Automobiles - 2.5%
Tesla, Inc. (a)	22,190	15,248,968
Thor Industries, Inc.	627	74,212
		15,323,180
Distributors - 0.1%
Pool Corp.	1,113	531,814
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,373	205,264
Chegg, Inc. (a)	3,035	268,992
Frontdoor, Inc. (a)	1,695	82,953
H&R Block, Inc.	4,222	103,650
		660,859
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (a)	1,172	2,552,921
Boyd Gaming Corp. (a)	498	28,386
Caesars Entertainment, Inc. (a)	3,533	308,643
Chipotle Mexican Grill, Inc. (a)	802	1,494,479
Choice Hotels International, Inc.	1,008	120,859
Churchill Downs, Inc.	1,042	193,604
Darden Restaurants, Inc.	2,519	367,472
Domino's Pizza, Inc.	751	394,643
DraftKings, Inc. Class A (a)(b)	8,670	420,495
Expedia, Inc. (a)	4,030	648,306
Hilton Worldwide Holdings, Inc. (a)	5,242	689,061
Las Vegas Sands Corp. (a)	9,431	399,403
Marriott International, Inc. Class A (a)	7,769	1,134,119
McDonald's Corp.	3,800	922,298
Penn National Gaming, Inc. (a)	291	19,899
Planet Fitness, Inc. (a)	1,659	124,807
Six Flags Entertainment Corp. (a)	843	35,027
Starbucks Corp.	33,702	4,092,434
Travel+Leisure Co.	1,630	84,434
Vail Resorts, Inc. (a)	1,139	347,623
Wendy's Co.	5,150	119,532
Wyndham Hotels & Resorts, Inc.	1,674	120,628
Wynn Resorts Ltd. (a)	3,011	296,072
Yum China Holdings, Inc.	953	59,267
Yum! Brands, Inc.	736	96,703
		15,071,115
Household Durables - 0.2%
D.R. Horton, Inc.	3,916	373,704
NVR, Inc. (a)	63	329,024
PulteGroup, Inc.	2,197	120,549
Tempur Sealy International, Inc.	5,161	223,316
Toll Brothers, Inc.	1,317	78,059
TopBuild Corp. (a)	789	159,922
		1,284,574
Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc. (a)	12,415	41,312,030
Doordash, Inc.	2,108	367,403
eBay, Inc.	19,469	1,327,980
Etsy, Inc. (a)	3,618	663,939
Wayfair LLC Class A (a)(b)	1,193	287,942
		43,959,294
Leisure Products - 0.2%
Brunswick Corp.	284	29,650
Mattel, Inc. (a)	9,881	214,615
Peloton Interactive, Inc. Class A (a)	7,546	890,805
Polaris, Inc.	1,157	151,648
YETI Holdings, Inc. (a)	2,425	233,600
		1,520,318
Multiline Retail - 0.4%
Dollar General Corp.	2,926	680,705
Nordstrom, Inc. (a)	2,695	89,205
Target Corp.	6,372	1,663,411
		2,433,321
Specialty Retail - 3.7%
AutoZone, Inc. (a)	134	217,558
Bath & Body Works, Inc.	3,878	310,511
Best Buy Co., Inc.	1,626	182,681
Burlington Stores, Inc. (a)	1,786	597,953
CarMax, Inc. (a)	408	54,652
Carvana Co. Class A (a)(b)	2,203	743,645
Five Below, Inc. (a)	1,573	305,823
Floor & Decor Holdings, Inc. Class A (a)	2,906	354,561
GameStop Corp. Class A (a)(b)	1,685	271,487
Leslie's, Inc. (b)	2,798	68,131
Lithia Motors, Inc. Class A (sub. vtg.)	75	28,292
Lowe's Companies, Inc.	20,529	3,955,733
O'Reilly Automotive, Inc. (a)	601	362,908
Petco Health & Wellness Co., Inc. (b)	139	2,868
RH (a)	490	325,399
Ross Stores, Inc.	10,009	1,228,004
The Home Depot, Inc.	30,762	10,095,781
TJX Companies, Inc.	34,489	2,373,188
Tractor Supply Co.	3,284	594,174
Ulta Beauty, Inc. (a)	1,537	516,125
Vroom, Inc. (a)(b)	822	30,447
Williams-Sonoma, Inc.	1,619	245,602
		22,865,523
Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co.	73	7,272
Deckers Outdoor Corp. (a)	111	45,604
Hanesbrands, Inc.	5,983	109,250
lululemon athletica, Inc. (a)	3,258	1,303,754
NIKE, Inc. Class B	35,438	5,936,219
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	437	23,458
Tapestry, Inc. (a)	794	33,586
VF Corp.	5,938	476,228
		7,935,371

TOTAL CONSUMER DISCRETIONARY		111,874,287

CONSUMER STAPLES - 3.9%
Beverages - 1.8%
Boston Beer Co., Inc. Class A (a)	263	186,730
Brown-Forman Corp.:
Class A	669	44,749
Class B (non-vtg.)	2,548	180,704
Monster Beverage Corp.(a)	9,856	929,618
PepsiCo, Inc.	32,809	5,149,373
The Coca-Cola Co.	78,421	4,472,350
		10,963,524
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	11,825	5,081,439
Sysco Corp.	13,922	1,033,012
		6,114,451
Food Products - 0.2%
Beyond Meat, Inc. (a)(b)	1,419	174,111
Darling Ingredients, Inc. (a)	254	17,544
Freshpet, Inc. (a)	1,151	168,564
Kellogg Co.	3,184	201,738
Lamb Weston Holdings, Inc.	1,247	83,262
Pilgrim's Pride Corp. (a)	576	12,758
The Hershey Co.	3,598	643,610
		1,301,587
Household Products - 0.4%
Church & Dwight Co., Inc.	370	32,035
Colgate-Palmolive Co.	12,669	1,007,186
Kimberly-Clark Corp.	4,845	657,563
The Clorox Co.	2,875	520,059
		2,216,843
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	6,547	2,185,585
Herbalife Nutrition Ltd. (a)	506	25,776
		2,211,361
Tobacco - 0.2%
Altria Group, Inc.	29,435	1,414,057

TOTAL CONSUMER STAPLES		24,221,823

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Halliburton Co.	1,335	27,608
Oil, Gas & Consumable Fuels - 0.3%
Cabot Oil & Gas Corp.	1,384	22,144
Cheniere Energy, Inc. (a)	6,705	569,456
Cimarex Energy Co.	573	37,360
Continental Resources, Inc.	198	6,762
Diamondback Energy, Inc.	2,417	186,423
EOG Resources, Inc.	1,952	142,223
Hess Corp.	537	41,048
New Fortress Energy, Inc.	756	22,914
Occidental Petroleum Corp.	3,107	81,093
Pioneer Natural Resources Co.	2,756	400,640
Texas Pacific Land Corp.	168	250,748
		1,760,811

TOTAL ENERGY		1,788,419

FINANCIALS - 2.4%
Banks - 0.0%
Citizens Financial Group, Inc.	2,157	90,939
Sterling Bancorp	447	9,704
Synovus Financial Corp.	323	13,211
Western Alliance Bancorp.	1,491	138,395
		252,249
Capital Markets - 1.6%
Ameriprise Financial, Inc.	1,862	479,577
Apollo Global Management LLC Class A (b)	5,096	299,951
Ares Management Corp.	3,429	245,551
FactSet Research Systems, Inc.	932	332,985
Goldman Sachs Group, Inc.	514	192,688
LPL Financial	2,274	320,725
MarketAxess Holdings, Inc.	1,067	507,006
Moody's Corp.	4,402	1,655,152
Morningstar, Inc.	613	154,862
MSCI, Inc.	1,626	969,031
Raymond James Financial, Inc.	179	23,177
S&P Global, Inc.	4,877	2,090,867
T. Rowe Price Group, Inc.	2,133	435,473
The Blackstone Group LP	19,477	2,245,114
		9,952,159
Consumer Finance - 0.5%
American Express Co.	11,856	2,021,804
Credit Acceptance Corp. (a)	21	10,180
Discover Financial Services	4,786	594,996
Synchrony Financial	3,077	144,681
Upstart Holdings, Inc.	360	43,474
		2,815,135
Insurance - 0.3%
Alleghany Corp. (a)	42	27,850
Aon PLC	3,766	979,273
Arch Capital Group Ltd. (a)	2,679	104,481
Brown & Brown, Inc.	400	21,760
Erie Indemnity Co. Class A	502	92,815
Everest Re Group Ltd.	260	65,736
GoHealth, Inc. (a)	1,216	10,701
Lemonade, Inc. (a)(b)	118	10,273
Lincoln National Corp.	834	51,391
Markel Corp. (a)	65	78,401
Marsh & McLennan Companies, Inc.	1,703	250,716
RenaissanceRe Holdings Ltd.	626	95,584
		1,788,981
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (b)	3,922	67,615
UWM Holdings Corp. Class A (b)	607	4,631
		72,246

TOTAL FINANCIALS		14,880,770

HEALTH CARE - 9.3%
Biotechnology - 2.8%
AbbVie, Inc.	50,530	5,876,639
Acceleron Pharma, Inc. (a)	1,494	186,840
Alnylam Pharmaceuticals, Inc. (a)	3,349	599,270
Amgen, Inc.	13,526	3,267,070
CureVac NV (a)(b)	1,539	75,811
Exact Sciences Corp. (a)	4,510	486,358
Exelixis, Inc. (a)	7,675	129,324
Horizon Therapeutics PLC (a)	1,183	118,324
Incyte Corp. (a)	4,510	348,849
Ionis Pharmaceuticals, Inc. (a)	3,741	138,941
Iovance Biotherapeutics, Inc. (a)	1,260	28,060
Mirati Therapeutics, Inc. (a)	948	151,737
Moderna, Inc. (a)	9,676	3,421,434
Natera, Inc. (a)	2,176	249,196
Neurocrine Biosciences, Inc. (a)	2,651	247,100
Novavax, Inc. (a)	2,109	378,207
Regeneron Pharmaceuticals, Inc. (a)	304	174,681
Repligen Corp. (a)	1,471	361,425
Sarepta Therapeutics, Inc. (a)	2,210	149,794
Seagen, Inc. (a)	3,401	521,679
Ultragenyx Pharmaceutical, Inc. (a)	1,389	110,884
Vertex Pharmaceuticals, Inc. (a)	2,961	596,878
		17,618,501
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	24,842	3,005,385
Abiomed, Inc. (a)	1,265	413,832
Align Technology, Inc. (a)	2,250	1,565,550
Danaher Corp.	940	279,641
DexCom, Inc. (a)	2,754	1,419,715
Edwards Lifesciences Corp. (a)	17,671	1,983,923
Globus Medical, Inc. (a)	117	9,731
IDEXX Laboratories, Inc. (a)	2,419	1,641,364
Insulet Corp. (a)	1,889	528,334
Intuitive Surgical, Inc. (a)	3,378	3,349,152
Masimo Corp. (a)	1,035	281,924
Novocure Ltd. (a)	2,924	450,325
Penumbra, Inc. (a)	958	255,048
ResMed, Inc.	3,700	1,005,660
STERIS PLC	391	85,218
Stryker Corp.	4,259	1,153,933
Tandem Diabetes Care, Inc. (a)	1,623	176,371
Teleflex, Inc.	239	94,986
West Pharmaceutical Services, Inc.	2,100	864,633
		18,564,725
Health Care Providers & Services - 0.7%
agilon health, Inc. (a)	1,371	50,439
Amedisys, Inc. (a)	801	208,757
Cardinal Health, Inc.	4,900	290,962
Chemed Corp.	119	56,646
DaVita HealthCare Partners, Inc. (a)	1,387	166,787
Encompass Health Corp.	1,613	134,282
Guardant Health, Inc. (a)	2,564	281,527
HCA Holdings, Inc.	7,442	1,847,104
McKesson Corp.	664	135,343
Molina Healthcare, Inc. (a)	254	69,345
Oak Street Health, Inc. (a)(b)	2,642	166,552
UnitedHealth Group, Inc.	1,859	766,317
		4,174,061
Health Care Technology - 0.2%
Certara, Inc.	564	15,346
Veeva Systems, Inc. Class A (a)	3,914	1,302,227
		1,317,573
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	2,387	437,370
Adaptive Biotechnologies Corp. (a)	2,806	102,868
Agilent Technologies, Inc.	7,791	1,193,815
Avantor, Inc. (a)	16,563	622,438
Bio-Techne Corp.	1,106	533,357
Bruker Corp.	2,899	238,443
Charles River Laboratories International, Inc. (a)	1,334	542,831
Illumina, Inc. (a)	4,171	2,067,773
IQVIA Holdings, Inc. (a)	2,693	667,056
Maravai LifeSciences Holdings, Inc.	2,184	96,030
Mettler-Toledo International, Inc. (a)	656	966,754
PPD, Inc. (a)	1,896	87,444
Sotera Health Co.	2,282	54,083
Syneos Health, Inc. (a)	375	33,626
Thermo Fisher Scientific, Inc.	1,012	546,490
Waters Corp. (a)	1,625	633,441
		8,823,819
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	1,105	132,390
Eli Lilly & Co.	19,154	4,663,999
Royalty Pharma PLC	5,442	207,884
Zoetis, Inc. Class A	12,873	2,609,357
		7,613,630

TOTAL HEALTH CARE		58,112,309

INDUSTRIALS - 6.1%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. (a)	1,824	339,300
BWX Technologies, Inc.	2,065	118,593
HEICO Corp.	437	59,104
HEICO Corp. Class A	710	86,116
Howmet Aerospace, Inc.	827	27,142
Lockheed Martin Corp.	6,189	2,300,266
Northrop Grumman Corp.	370	134,317
Spirit AeroSystems Holdings, Inc. Class A	873	37,722
TransDigm Group, Inc. (a)	425	272,463
Virgin Galactic Holdings, Inc. (a)(b)	3,827	114,772
		3,489,795
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	754	67,234
Expeditors International of Washington, Inc.	3,502	449,132
FedEx Corp.	3,048	853,288
United Parcel Service, Inc. Class B	20,702	3,961,535
XPO Logistics, Inc. (a)	2,368	328,418
		5,659,607
Airlines - 0.1%
Delta Air Lines, Inc. (a)	18,225	727,178
Building Products - 0.4%
Advanced Drain Systems, Inc.	1,590	194,123
Allegion PLC	1,951	266,507
Armstrong World Industries, Inc.	666	72,048
Carrier Global Corp.	11,633	642,723
Fortune Brands Home & Security, Inc.	1,016	99,030
The AZEK Co., Inc. (a)	1,740	63,284
Trane Technologies PLC	3,323	676,596
Trex Co., Inc. (a)	3,304	320,818
		2,335,129
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,387	940,908
Copart, Inc. (a)	5,976	878,472
IAA, Inc. (a)	3,820	231,034
MSA Safety, Inc.	306	50,331
Rollins, Inc.	5,966	228,677
Waste Management, Inc.	1,914	283,770
		2,613,192
Electrical Equipment - 0.3%
Generac Holdings, Inc. (a)	1,753	735,138
Plug Power, Inc. (a)	14,297	390,022
Rockwell Automation, Inc.	2,014	619,144
Vertiv Holdings Co.	7,968	223,423
		1,967,727
Industrial Conglomerates - 0.2%
3M Co.	2,412	477,431
Carlisle Companies, Inc.	567	114,670
Honeywell International, Inc.	4,291	1,003,193
		1,595,294
Machinery - 1.5%
AGCO Corp.	174	22,987
Allison Transmission Holdings, Inc.	2,388	95,305
Caterpillar, Inc.	13,511	2,793,399
Deere & Co.	8,065	2,916,223
Donaldson Co., Inc.	442	29,256
Graco, Inc.	2,953	230,570
Illinois Tool Works, Inc.	8,073	1,829,907
Lincoln Electric Holdings, Inc.	1,639	228,526
Middleby Corp. (a)	479	91,724
Nordson Corp.	289	65,352
Parker Hannifin Corp.	604	188,466
Toro Co.	2,903	330,187
Xylem, Inc.	3,373	424,492
		9,246,394
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	3,874	332,428
CoStar Group, Inc. (a)	8,683	771,485
Equifax, Inc.	1,323	344,774
Robert Half International, Inc.	2,736	268,703
TransUnion Holding Co., Inc.	3,735	448,424
Verisk Analytics, Inc.	2,888	548,547
		2,714,361
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	2,131	358,967
Kansas City Southern	684	183,175
Landstar System, Inc.	978	153,546
Lyft, Inc. (a)	8,009	443,058
Old Dominion Freight Lines, Inc.	2,690	724,014
TuSimple Holdings, Inc. (a)(b)	123	4,526
Uber Technologies, Inc. (a)	39,498	1,716,583
Union Pacific Corp.	12,008	2,626,870
		6,210,739
Trading Companies & Distributors - 0.3%
Fastenal Co.	14,553	797,068
SiteOne Landscape Supply, Inc. (a)	664	116,054
United Rentals, Inc. (a)	712	234,640
W.W. Grainger, Inc.	1,103	490,372
		1,638,134

TOTAL INDUSTRIALS		38,197,550

INFORMATION TECHNOLOGY - 44.5%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	1,537	584,659
CommScope Holding Co., Inc. (a)	5,813	123,003
Ubiquiti, Inc.	167	52,288
		759,950
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	11,857	859,514
CDW Corp.	3,999	733,217
Cognex Corp.	4,880	441,201
Coherent, Inc. (a)	635	156,172
Corning, Inc.	7,328	306,750
IPG Photonics Corp. (a)	79	17,235
Jabil, Inc.	3,246	193,267
Keysight Technologies, Inc. (a)	2,326	382,743
Vontier Corp.	2,644	85,533
Zebra Technologies Corp. Class A (a)	1,522	840,875
		4,016,507
IT Services - 7.8%
Accenture PLC Class A	14,626	4,646,388
Automatic Data Processing, Inc.	11,190	2,345,760
Broadridge Financial Solutions, Inc.	2,997	519,950
EPAM Systems, Inc. (a)	1,538	860,972
Euronet Worldwide, Inc. (a)	1,037	148,104
Fiserv, Inc. (a)	1,179	135,715
FleetCor Technologies, Inc. (a)	541	139,697
Gartner, Inc. (a)	2,393	633,499
Genpact Ltd.	271	13,499
Globant SA (a)	1,103	263,793
GoDaddy, Inc. (a)	489	41,003
Jack Henry & Associates, Inc.	556	96,794
MasterCard, Inc. Class A	25,029	9,659,692
MongoDB, Inc. Class A (a)	1,510	541,969
Okta, Inc. (a)	3,547	878,911
Paychex, Inc. (b)	8,022	913,064
PayPal Holdings, Inc. (a)	33,611	9,260,839
Sabre Corp. (a)	9,188	108,327
Shift4 Payments, Inc. (a)	1,243	110,863
Snowflake Computing, Inc.	3,210	852,961
Square, Inc. (a)	11,168	2,761,400
StoneCo Ltd. Class A (a)	5,874	345,626
Switch, Inc. Class A	3,321	68,612
The Western Union Co.	2,934	68,098
Twilio, Inc. Class A (a)	1,300	485,667
Visa, Inc. Class A	48,419	11,929,957
WEX, Inc. (a)	846	160,512
Wix.com Ltd. (a)	1,522	454,530
		48,446,202
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (a)	34,616	3,675,873
Allegro MicroSystems LLC (a)	1,506	41,279
Analog Devices, Inc.	1,537	257,325
Applied Materials, Inc.	26,189	3,664,627
Broadcom, Inc.	11,420	5,543,268
Brooks Automation, Inc.	1,698	151,139
Enphase Energy, Inc. (a)	3,768	714,413
Entegris, Inc.	3,847	464,102
KLA Corp.	4,384	1,526,333
Lam Research Corp.	4,074	2,596,808
Maxim Integrated Products, Inc.	7,246	723,948
Microchip Technology, Inc.	6,005	859,436
Micron Technology, Inc.	4,420	342,904
MKS Instruments, Inc.	1,319	206,344
Monolithic Power Systems, Inc.	1,280	575,053
NVIDIA Corp.	68,434	13,343,946
NXP Semiconductors NV	2,421	499,670
ON Semiconductor Corp. (a)	6,543	255,570
Qualcomm, Inc.	32,268	4,833,746
Skyworks Solutions, Inc.	2,224	410,350
Teradyne, Inc.	4,747	602,869
Texas Instruments, Inc.	16,386	3,123,499
Universal Display Corp.	1,233	289,126
Xilinx, Inc.	7,028	1,053,076
		45,754,704
Software - 17.9%
Adobe, Inc. (a)	13,658	8,490,223
Alteryx, Inc. Class A (a)	1,701	131,657
Anaplan, Inc. (a)	3,980	227,656
ANSYS, Inc. (a)	1,034	380,988
Aspen Technology, Inc. (a)	1,934	282,867
Atlassian Corp. PLC (a)	3,773	1,226,678
Autodesk, Inc. (a)	6,297	2,022,156
Avalara, Inc. (a)	2,418	404,217
Bentley Systems, Inc. Class B (b)	3,817	232,112
Bill.Com Holdings, Inc. (a)	2,143	443,215
C3.Ai, Inc. (b)	145	7,301
Cadence Design Systems, Inc. (a)	7,852	1,159,348
CDK Global, Inc.	539	25,867
Citrix Systems, Inc.	1,233	124,225
Cloudflare, Inc. (a)	6,772	803,362
Coupa Software, Inc. (a)	2,089	453,313
Crowdstrike Holdings, Inc. (a)	4,585	1,162,802
Datadog, Inc. Class A (a)	6,473	716,561
DocuSign, Inc. (a)	5,450	1,624,318
DoubleVerify Holdings, Inc. (a)(b)	451	15,605
Dropbox, Inc. Class A (a)	8,704	274,089
Duck Creek Technologies, Inc. (a)	473	20,779
Dynatrace, Inc. (a)	4,943	315,709
Elastic NV (a)	1,950	288,717
Everbridge, Inc. (a)	1,057	149,270
Fair Isaac Corp. (a)	797	417,556
FireEye, Inc. (a)	1,961	39,612
Five9, Inc. (a)	1,907	383,860
Fortinet, Inc. (a)	3,828	1,042,135
HubSpot, Inc. (a)	1,273	758,733
Intuit, Inc.	7,301	3,869,311
Jamf Holding Corp. (a)	1,311	43,014
Manhattan Associates, Inc. (a)	949	151,489
McAfee Corp.	1,010	27,341
Medallia, Inc. (a)	1,646	55,750
Microsoft Corp.	215,575	61,419,473
nCino, Inc. (a)	1,361	86,519
New Relic, Inc. (a)	1,583	109,354
NortonLifeLock, Inc.	4,210	104,492
Nuance Communications, Inc. (a)	3,140	172,386
Nutanix, Inc. Class A (a)	5,449	196,273
Oracle Corp.	46,409	4,044,080
Palantir Technologies, Inc. (a)	46,420	1,007,778
Palo Alto Networks, Inc. (a)	2,723	1,086,613
Paycom Software, Inc. (a)	1,448	579,200
Paylocity Holding Corp. (a)	1,062	220,323
Pegasystems, Inc.	1,083	138,234
Proofpoint, Inc. (a)	1,615	282,076
PTC, Inc. (a)	3,011	407,840
RingCentral, Inc. (a)	2,294	613,117
Salesforce.com, Inc. (a)	5,077	1,228,279
ServiceNow, Inc. (a)	5,637	3,313,936
Smartsheet, Inc. (a)	3,405	247,033
Splunk, Inc. (a)	4,677	664,040
Synopsys, Inc. (a)	2,749	791,685
Teradata Corp. (a)	2,692	133,685
The Trade Desk, Inc. (a)	12,241	1,002,660
Tyler Technologies, Inc. (a)	996	490,669
Unity Software, Inc. (b)	4,203	450,225
VMware, Inc. Class A (a)(b)	864	132,831
Workday, Inc. Class A (a)	5,278	1,237,163
Zendesk, Inc. (a)	3,359	438,450
Zoom Video Communications, Inc. Class A (a)	6,104	2,307,922
Zscaler, Inc. (a)	2,208	520,889
		111,199,061
Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	449,091	65,504,406
Dell Technologies, Inc. (a)	3,813	368,412
HP, Inc.	12,346	356,429
NCR Corp. (a)	1,260	55,944
NetApp, Inc.	4,209	334,994
Pure Storage, Inc. Class A (a)	7,216	140,856
		66,761,041

TOTAL INFORMATION TECHNOLOGY		276,937,465

MATERIALS - 1.0%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	1,053	31,695
Celanese Corp. Class A	1,170	182,251
Diversey Holdings Ltd. (a)	1,172	19,549
Dow, Inc.	1,553	96,534
Ecolab, Inc.	6,268	1,384,162
FMC Corp.	939	100,426
LyondellBasell Industries NV Class A	932	92,576
Olin Corp.	324	15,238
PPG Industries, Inc.	2,855	466,850
RPM International, Inc.	2,125	184,004
Sherwin-Williams Co.	6,975	2,029,934
The Chemours Co. LLC	2,450	81,463
The Scotts Miracle-Gro Co. Class A	1,162	205,628
W.R. Grace & Co.	1,627	113,239
Westlake Chemical Corp.	196	16,252
		5,019,801
Containers & Packaging - 0.1%
Avery Dennison Corp.	1,249	263,139
Ball Corp.	2,692	217,729
Crown Holdings, Inc.	455	45,391
Graphic Packaging Holding Co.	2,269	43,497
Sealed Air Corp.	2,310	131,093
		700,849
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	12,287	468,135
Southern Copper Corp.	2,157	141,585
Steel Dynamics, Inc.	1,071	69,026
		678,746
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	220	12,197

TOTAL MATERIALS		6,411,593

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	12,911	3,651,231
CoreSite Realty Corp.	960	132,682
Crown Castle International Corp.	12,323	2,379,448
Equinix, Inc.	1,814	1,488,224
Equity Lifestyle Properties, Inc.	2,621	219,640
Extra Space Storage, Inc.	333	57,989
Iron Mountain, Inc.	5,719	250,263
Lamar Advertising Co. Class A	2,132	227,271
Public Storage	3,294	1,029,309
SBA Communications Corp. Class A	510	173,905
Simon Property Group, Inc.	8,100	1,024,812
		10,634,774
Real Estate Management & Development - 0.0%
CBRE Group, Inc. (a)	505	48,712
Opendoor Technologies, Inc. (a)	1,988	29,462
		78,174

TOTAL REAL ESTATE		10,712,948

UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	3,193	131,679
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	914	38,790

TOTAL UTILITIES		170,469

TOTAL COMMON STOCKS
(Cost $403,276,815)		622,488,174

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.06% (c)	2,048,415	2,048,824
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	4,718,335	4,718,807
TOTAL MONEY MARKET FUNDS
(Cost $6,767,631)		6,767,631
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $410,044,446)		629,255,805
NET OTHER ASSETS (LIABILITIES) - (1.0)%(e)		(5,978,850)
NET ASSETS - 100%		$623,276,955

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	3	Sept. 2021	$897,345	$66,096	$66,096

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $113,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$358
Fidelity Securities Lending Cash Central Fund	6,358
Total	$6,716

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,818,147	$76,635,253	$78,404,576	$--	$--	$2,048,824	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	2,195,182	9,244,671	6,721,046	--	--	4,718,807	0.0%
Total	$6,013,329	$85,879,924	$85,125,622	$--	$--	$6,767,631

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.